Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Other Payables - Related Party

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	December 31, 2024	June 30, 2024
			(Unaudited)
Wei Zhang	Chairman of the Board and Director of the Company	Interest-free loan, due on demand	$198,110	$198,110
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	560,000	560,000
Louis Luo	Director and Chief Executive Officer of the Company	Interest-free loan, due on demand	3,060	3,087
Total			$761,170	$761,197